Schedule of Property and Equipment (Details) - USD ($)	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2023	Jul. 31, 2023
Titan Pharmaceuticals Inc [Member]
Property, Plant and Equipment [Line Items]
Sub-total				$ 711,000
Less: accumulated depreciation				(706,000)
Property and equipment, net				5,000
Titan Pharmaceuticals Inc [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Sub-total				132,000
Titan Pharmaceuticals Inc [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub-total				$ 579,000
TALENTEC SDN. BHD. [Member]
Property, Plant and Equipment [Line Items]
Sub-total	$ 122,981		$ 204,132		$ 206,362
Less: accumulated depreciation	(15,900)		(202,767)		(206,257)
Property and equipment, net	107,081		1,365		105
TALENTEC SDN. BHD. [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Sub-total	105,892		105,278		107,051
TALENTEC SDN. BHD. [Member] | Computer Terminals And Peripherals [Member]
Property, Plant and Equipment [Line Items]
Sub-total	$ 17,089		$ 98,854		$ 99,311